Organization - Pathfinder - Interim	6 Months Ended
Jun. 30, 2026
Organization [Line Items]
Organization	Organization
a)Nature of Operations
Evernorth Holdings Inc. (“Evernorth”, or the “Company”), incorporated in Nevada on August 29, 2025 (“inception”) is a wholly-owned subsidiary of Ripple Labs Inc. (“Ripple” or the “Parent”) and was formed as a purpose-built vehicle for investment in XRP through public equity markets. XRP is the digital asset native to the distributed XRP Ledger. Evernorth is structured to provide institutional investors with exposure to XRP via a regulated investment vehicle.
On October 19, 2025, the Company, Pathfinder Digital Assets LLC (“Pathfinder”), Ripple, Armada Acquisition Corp. II (“Armada”), Evernorth Company Merger Sub LLC a wholly-owned subsidiary of Evernorth (“Company Merger Sub”) and Evernorth Corporate Merger Sub Inc. a wholly-owned subsidiary of Evernorth (“SPAC Merger Sub”), entered into a definitive Business Combination Agreement (“BCA”). The BCA provides for a series of transactions whereby, among other things, Armada will domesticate from a Cayman Islands exempted company into a Delaware corporation prior to closing, and on closing, Company Merger Sub and SPAC Merger Sub will merge with and into Pathfinder and Armada, respectively, resulting in the Pathfinder and Armada each becoming wholly owned by the Company (collectively, the “Mergers” or “Proposed Business Combination.”) Upon consummation of the Mergers, Evernorth will be the publicly traded parent company of the combined entities (“Pubco”).
Contribution Agreement
On October 19, 2025, the Company and Pathfinder entered into a contribution agreement with Ripple where Ripple contributed 126,791,458 XRP (“Contributed XRP”) to Pathfinder in exchange for additional units of Pathfinder. The number of units (“Initial Subscribed Units”) is calculated as the quotient of a) the product of the Contributed XRP and the volume-weighted average price (“VWAP”) of XRP denominated in USD on the day immediately preceding the date on which the BCA is signed (“Signing Date”) (“Signing XRP Price”) and b) $10.00.
These units will be exchanged for Pubco Class A Common Shares at closing of the BCA (“Closing Date”), provided that conversions will only be made up to a 9.9% ownership threshold (including any ownerships held by affiliates of Ripple) in Pubco; any excess will remain as units in Pathfinder.
If the average value of XRP for the three days immediately preceding the Closing Date (“Closing XRP Price”) is greater than the Signing XRP Price, Ripple will be entitled to additional units in Pathfinder (the “Adjustment Units”) equal to the product of (i) the number of Initial Subscribed Units and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number of Adjustment Shares will be zero.
This agreement currently has no impact on the Company’s financial statements.
Advance and Delayed Subscription Agreements
Concurrently, the Company, Pathfinder, and Armada entered into subscription agreements with various institutional and accredited investors on October 19, 2025 to secure additional funding for the Mergers (“Advance and Delayed Subscription Agreements”). The Advance and Delayed Subscription Agreements include the following capital commitments at closing:
Advance Funding: Certain investors contributed a total of $214,049,995 in cash by October 23, 2025 and 600,000 XRP by October 24, 2025 to the Company (“Advance Funding Subscription Agreement”). The cash received was used by Evernorth to purchase 84,365,876 XRP which was received partially on October 31, 2025 with the remainder by November 6, 2025. These investors agreed to purchase newly issued shares of Pubco Class A Common Stock at the Closing Date at $10.00 per share equity valuation (“Initial Subscribed Shares.”) The XRP was placed into an escrow in an unencumbered digital custody wallet in the name of Pubco, but for the benefit of the investors, pending completion of the Proposed Business Combination.
If Closing XRP Price is greater than Signing XRP Price, the investors will be entitled to additional Pubco Class A Common Stock (the “Adjustment Shares”) equal to the product of (i) the number of Initial Subscribed Shares and
(ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number of Adjustment Shares will be zero.
Delayed Funding: Additional investors committed $10,500,000 in cash and 200,000 XRP, which will be delivered at the Closing Date. These investors also agreed to purchase Pubco Class A Common Stock at a $10.00 per share equity valuation. This agreement currently has no impact on the Company’s financial statements.
Series C Subscription Agreement
On October 19, 2025, the Company, Pathfinder, and Armada entered into a Series C subscription agreement with Arrington XRP Capital Fund, LP (“Sponsor”) (“Series C Subscription Agreement”.) RippleWorks, Inc. (“RippleWorks”), a nonprofit foundation, contributed 211,319,096 XRP to the Sponsor which is subject to the Sponsor’s obligation to invest all of the XRP received from RippleWorks for shares of Pubco pursuant to the Series C Subscription Agreement. Rippleworks is a limited partner of the Sponsor.
Under the Series C Subscription Agreement, the Sponsor contributed the subscription price of 211,319,096 XRP on October 23, 2025 into an escrow in an unencumbered digital custody wallet in the name of Pubco but for the benefit of the Sponsor, pending completion of the Proposed Business Combination. In return, the Sponsor will receive a combination of Pubco Class A Common Stock and Class C Common Stock (collectively, the “Series C Initial Subscribed Shares”) on Closing Date at $10.00 per share equity valuation. The Sponsor will receive a number of Class A shares such that, immediately after the closing of the Proposed Business Combination and related transactions, the Sponsor will beneficially own 19.9% of the outstanding voting shares, with the remaining shares issued as Class C Common Stock in Pubco which are nonvoting shares.
If Closing XRP Price is greater than Signing XRP Price, the Sponsor will be entitled to receive additional Class C Common Stock (the “Series C Adjustment Shares”) equal to the product of (i) Series C Initial Subscribed Shares and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number of Series C Adjustment Shares will be zero.
Contributor Related Party Entity Subscription
Concurrently, on October 19, 2025, the Company, Pathfinder, and Armada entered into a subscription agreement with an investor affiliated with Ripple (the “Contributor Related Party Entity”), to facilitate a private placement of equity interests in Pubco (“Contributor Related Party Entity Subscription Agreement”.) Under the agreement, Contributor Related Party Entity committed to purchase Class A Common Stock in Pubco on Closing Date at $10.00 per share equity valuation, in exchange for 50,000,000 XRP (“Contributor Related Party Entity Initial Subscribed Units”.) The 50,000,000 XRP was transferred to the Company on October 20, 2025 and was placed into an escrow in an unencumbered digital custody wallet in the name of Pubco, but for the benefit of the Contributor Related Party Entity, pending completion of the Proposed Business Combination. On Closing Date, the Contributor Related Party Entity will receive a combination of Pubco Class A Common Stock and units in Pathfinder (“Pathfinder Units”), structured to ensure that Ripple and the Contributor Related Party Entity combined do not exceed 9.9% ownership of Pubco immediately following the closing of the Proposed Business Combination. Any excess equity interests beyond this ownership threshold will be issued in the form of Pathfinder Units rather than Pubco Class A Common Stock.
If Closing XRP Price is greater than Signing XRP Price, the Contributor Related Party Entity will be entitled to receive Pathfinder Units (the “Contributor Related Party Entity Adjustment Units”) equal to the product of (i) Contributor Related Party Entity Initial Subscribed Units and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number Contributor Related Party Entity Adjustment Units will be zero.
The Advance and Delayed Subscription Agreements, Series C Subscription Agreement, and Contributor Related Party Entity Subscription Agreement will be collectively referred to as “Subscription Agreements.”
b)Liquidity and Capital Resources
The Company has an accumulated deficit of $152,717,402 as of December 31, 2025, which represent losses and expenses incurred by the Company since inception. As of December 31, 2025 and September 30, 2025, the Company has no unrestricted cash. Since inception, the Company has incurred operating losses. The Company’s operating activities have been primarily funded through payments by Ripple, as well as the revolving Related Party Credit Facility provided by Ripple (as defined in Note 8.) On October 19, 2025, the Company and Pathfinder entered into a contribution agreement with Ripple where Ripple contributed 126,791,458 XRP to Pathfinder, which can be liquidated to fund operational costs for both the Company and Pathfinder.
Management expects to continue to incur additional losses in future periods due to strategic investments in XRP, portfolio management activities, and expansion of operational infrastructure.
Organization
a)Nature of Operations
Evernorth Holdings Inc. (“Evernorth”, or the “Company”), incorporated in Nevada on August 29, 2025 (“inception”) is a wholly-owned subsidiary of Ripple Labs Inc. (“Ripple” or the “Parent”) and was formed as a purpose-built vehicle for investment in XRP through public equity markets. XRP is the digital asset native to the distributed XRP Ledger. Evernorth is structured to provide institutional investors with exposure to XRP via a regulated investment vehicle.
On October 19, 2025, the Company, Pathfinder Digital Assets LLC (“Pathfinder”), Ripple, Armada Acquisition Corp. II (“Armada”), Evernorth Company Merger Sub LLC a wholly-owned subsidiary of Evernorth (“Company Merger Sub”) and Evernorth Corporate Merger Sub Inc. a wholly-owned subsidiary of Evernorth (“SPAC Merger Sub”), entered into a definitive Business Combination Agreement (“BCA”). The BCA provides for a series of transactions whereby, among other things, Armada will domesticate from a Cayman Islands exempted company into a Delaware corporation prior to closing, and on closing, Company Merger Sub and SPAC Merger Sub will merge with and into Pathfinder and Armada, respectively, resulting in the Pathfinder and Armada each becoming wholly owned by the Company (collectively, the “Mergers” or “Proposed Business Combination.”) Upon consummation of the Mergers, Evernorth will be the publicly traded parent company of the combined entities (“Pubco”).
Certain of the agreements described below were subsequently amended on August 12, 2026 to revise the XRP pricing mechanics and the allocation of the equity interests issuable; see Note 12 – Subsequent Events for further information.
Contribution Agreement
On October 19, 2025, the Company and Pathfinder entered into a contribution agreement with Ripple where Ripple contributed 126,791,458 XRP (“Contributed XRP”) to Pathfinder in exchange for additional units of Pathfinder. The number of units (“Initial Subscribed Units”) is calculated as the quotient of a) the product of the Contributed XRP and the volume-weighted average price (“VWAP”) of XRP denominated in USD on the day immediately preceding the date on which the BCA is signed (“Signing Date”) (“Signing XRP Price”) and b) $10.00.
These units will be exchanged for Pubco Class A Common Shares at closing of the BCA (“Closing Date”), provided that conversions will only be made up to a 9.9% ownership threshold (including any ownerships held by affiliates of Ripple) in Pubco; any excess will remain as units in Pathfinder.
If the average value of XRP for the three days immediately preceding the Closing Date (“Closing XRP Price”) is greater than the Signing XRP Price, Ripple will be entitled to additional units in Pathfinder (the “Adjustment Units”) equal to the product of (i) the number of Initial Subscribed Units and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number of Adjustment Shares will be zero.
This agreement currently has no impact on the Company’s condensed financial statements.
Advance and Delayed Subscription Agreements
Concurrently, the Company, Pathfinder, and Armada entered into subscription agreements with various institutional and accredited investors on October 19, 2025 to secure additional funding for the Mergers (“Advance and Delayed Subscription Agreements”). The Advance and Delayed Subscription Agreements include the following capital commitments at closing:
Advance Funding: Certain investors contributed a total of $214,049,995 in cash by October 23, 2025 and 600,000 XRP by October 24, 2025 to the Company (“Advance Funding Subscription Agreement”). The cash received was used by Evernorth to purchase 84,365,876 XRP which was received partially on October 31, 2025 with the remainder by November 6, 2025. These investors agreed to purchase newly issued shares of Pubco Class A Common Stock at the Closing Date at $10.00 per share equity valuation (“Initial Subscribed Shares.”) The XRP was placed into an escrow in an unencumbered digital custody wallet in the name of Pubco, but for the benefit of the investors, pending completion of the Proposed Business Combination.
If Closing XRP Price is greater than Signing XRP Price, the investors will be entitled to additional Pubco Class A Common Stock (the “Adjustment Shares”) equal to the product of (i) the number of Initial Subscribed Shares and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number of Adjustment Shares will be zero.
Delayed Funding: Additional investors committed $10,500,000 in cash and 200,000 XRP, which will be delivered at the Closing Date. These investors also agreed to purchase Pubco Class A Common Stock at a $10.00 per share equity valuation. This agreement currently has no impact on the Company’s condensed financial statements.
Series C Subscription Agreement
On October 19, 2025, the Company, Pathfinder, and Armada entered into a Series C subscription agreement with Arrington XRP Capital Fund, LP (“Sponsor”) (“Series C Subscription Agreement”.) RippleWorks, Inc. (“RippleWorks”), a nonprofit foundation, contributed 211,319,096 XRP to the Sponsor which is subject to the Sponsor’s obligation to invest all of the XRP received from RippleWorks for shares of Pubco pursuant to the Series C Subscription Agreement. Rippleworks is a limited partner of the Sponsor.
Under the Series C Subscription Agreement, the Sponsor contributed the subscription price of 211,319,096 XRP on October 23, 2025 into an escrow in an unencumbered digital custody wallet in the name of Pubco but for the benefit of the Sponsor, pending completion of the Proposed Business Combination. In return, the Sponsor will receive a combination of Pubco Class A Common Stock and Class C Common Stock (collectively, the “Series C Initial Subscribed Shares”) on Closing Date at $10.00 per share equity valuation. The Sponsor will receive a number of Class A shares such that, immediately after the closing of the Proposed Business Combination and related transactions, the Sponsor will beneficially own 19.9% of the outstanding voting shares, with the remaining shares issued as Class C Common Stock in Pubco which are nonvoting shares.
If Closing XRP Price is greater than Signing XRP Price, the Sponsor will be entitled to receive additional Class C Common Stock (the “Series C Adjustment Shares”) equal to the product of (i) Series C Initial Subscribed Shares and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number of Series C Adjustment Shares will be zero.
Contributor Related Party Entity Subscription
Concurrently, on October 19, 2025, the Company, Pathfinder, and Armada entered into a subscription agreement with an investor affiliated with Ripple (the “Contributor Related Party Entity”), to facilitate a private placement of equity interests in Pubco (“Contributor Related Party Entity Subscription Agreement”.) Under the agreement, Contributor Related Party Entity committed to purchase Class A Common Stock in Pubco on Closing Date at $10.00 per share equity valuation, in exchange for 50,000,000 XRP (“Contributor Related Party Entity Initial Subscribed Units”.) The 50,000,000 XRP was transferred to the Company on October 20, 2025 and was placed into an escrow in an unencumbered digital custody wallet in the name of Pubco, but for the benefit of the Contributor Related Party Entity, pending completion of the Proposed Business Combination. On Closing Date, the Contributor Related Party Entity will receive a combination of Pubco Class A Common Stock and units in Pathfinder (“Pathfinder Units”), structured to ensure that Ripple and the Contributor Related Party Entity combined do not exceed 9.9% ownership of Pubco immediately following the closing of the Proposed Business Combination. Any excess equity interests beyond this ownership threshold will be issued in the form of Pathfinder Units rather than Pubco Class A Common Stock.
If Closing XRP Price is greater than Signing XRP Price, the Contributor Related Party Entity will be entitled to receive Pathfinder Units (the “Contributor Related Party Entity Adjustment Units”) equal to the product of (i) Contributor Related Party Entity Initial Subscribed Units and (ii) the difference between (1) the quotient of the
Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number Contributor Related Party Entity Adjustment Units will be zero.
The Advance and Delayed Subscription Agreements, Series C Subscription Agreement, and Contributor Related Party Entity Subscription Agreement will be collectively referred to as “Subscription Agreements.”
b)Liquidity and Capital Resources
The Company has an accumulated deficit of $340,852,135 as of June 30, 2026, which represent losses and expenses incurred by the Company since inception. As of June 30, 2026, the Company held unrestricted cash of $97,745. Since inception, the Company has incurred operating losses. The Company’s operating activities have been funded through payments by Ripple, as well as the revolving Related Party Credit Facility provided by Ripple (as defined in Note 9). On October 19, 2025, the Company and Pathfinder entered into a contribution agreement with Ripple where Ripple contributed 126,791,458 XRP to Pathfinder, which can be liquidated to fund operational costs for both the Company and Pathfinder.
Management expects to continue to incur additional losses in future periods due to strategic investments in XRP, portfolio management activities, and expansion of operational infrastructure.

Pathfinder
Organization [Line Items]
Organization	Organization
a)Nature of Operations
Pathfinder Digital Assets LLC (“Pathfinder” or the “Company”) was incorporated in Delaware on July 18, 2025 (“inception”), as a wholly owned subsidiary of Ripple Labs Inc. (“Ripple” or the “Parent”). The Company is designed to function as an operational entity rather than as a public investment vehicle, supporting Ripple’s long-term vision for innovation and growth in digital finance.
On October 19, 2025, the Company, Evernorth Holdings Inc. (“Evernorth”), Ripple, Armada Acquisition Corp. II (“Armada”), Evernorth Company Merger Sub LLC a wholly-owned subsidiary of Evernorth (“Company Merger Sub”) and Evernorth Corporate Merger Sub Inc. a wholly-owned subsidiary of Evernorth (“SPAC Merger Sub”), entered into a definitive Business Combination Agreement (“BCA”). The BCA provides for a series of transactions whereby, among other things, Armada will domesticate from a Cayman Islands exempted company into a Delaware corporation prior to closing, and on closing, Company Merger Sub and SPAC Merger Sub will merge with and into the Company and Armada, respectively, resulting in the Company and Armada each becoming wholly owned by Evernorth (collectively, the “Mergers” or “Proposed Business Combination.”) Upon consummation of the Mergers, Evernorth will be the publicly traded parent company of the combined entities (“Pubco”).
Advance and Delayed Subscription Agreements
Concurrently, the Company, Evernorth, and Armada entered into subscription agreements with various institutional and accredited investors on October 19, 2025 to secure additional funding for the Mergers (“Advance and Delayed Subscription Agreements”.) The Advance and Delayed Subscription Agreements include the following capital commitments at closing:
Advance Funding: Certain investors contributed a total of $214,049,995 in cash by October 23, 2025 and 600,000 XRP by October 24, 2025 to Evernorth (“Advance Funding Subscription Agreements”). The cash received was used by Evernorth to purchase 84,365,876 XRP which was received partially on October 31, 2025 with the remainder by November 6, 2025. These investors agreed to purchase newly issued shares of Pubco Class A Common Stock at the closing date of the BCA (“Closing Date”) at $10 per share equity valuation (“Initial Subscribed Shares”). The XRP was placed into an escrow in an unencumbered digital custody wallet in the name of Pubco, but for the benefit of the investors, pending completion of the Proposed Business Combination.
If the average value of XRP for the three days immediately preceding the Closing Date (“Closing XRP Price”) is greater than the volume-weighted average price (“VWAP”) of XRP immediately preceding the date on which the BCA is signed (“Signing XRP Price”), the investors will be entitled to additional Pubco Class A Common Stock (the “Adjustment Shares”) equal to the product of (i) the number of Initial Subscribed Shares and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number of Adjustment Shares will be zero.
Delayed Funding: Additional investors committed $10,500,000 cash and 200,000 XRP, which will be delivered at the Closing Date. These investors will receive Pubco Class A Common Stock at a $10.00 per share equity valuation.
These Advance and Delayed Subscription Agreements currently have no impact on the Company’s financial statements.
Series C Subscription Agreement
On October 19, 2025, the Company, Evernorth, and Armada entered into a Series C subscription agreement with Arrington XRP Capital Fund, LP (“Sponsor”) (“Series C Subscription Agreement”.) RippleWorks, Inc. (“RippleWorks”) contributed 211,319,096 XRP to the Sponsor which is subject to the Sponsor’s obligation to invest all of the XRP received from RippleWorks for shares of Pubco pursuant to the Series C Subscription Agreement. Rippleworks is a limited partner of the Sponsor.
Under the Series C Subscription Agreement, the Sponsor contributed the subscription price of 211,319,096 XRP on October 23, 2025 into an escrow to an unencumbered digital custody wallet in the name of Pubco, but for the benefit of the Sponsor, pending completion of the Proposed Business Combination. In return, the Sponsor will receive combination of Pubco Class A Common Stock and Class C Common Stock (collectively, the “Series C Initial Subscribed Shares”) on Closing Date at $10.00 per share equity valuation. The Sponsor will receive a number of Class A shares such that, immediately after the closing of the Proposed Business Combination and related transactions, the Sponsor will beneficially own 19.9% of the outstanding voting shares, with the remaining shares issued as Class C Common Stock in Pubco which are nonvoting shares.
If Closing XRP Price is greater than Signing XRP Price, the Sponsor will be entitled to receive additional Class C Common Stock (the “Series C Adjustment Shares”) equal to the product of (i) Series C Initial Subscribed Shares and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number of Series C Adjustment Shares will be zero.
The Series C Subscription Agreement currently has no impact on the Company’s financial statements.
Contributor Related Party Entity Subscription
Concurrently, on October 19, 2025, the Company, Evernorth, and Armada entered into a subscription agreement with an investor affiliated with Ripple (the “Contributor Related Party Entity”), to facilitate a private placement of equity interests in Pubco (“Contributor Related Party Entity Subscription Agreement”.) Under the agreement, Contributor Related Party Entity committed to purchase Class A Common Stock in Pubco on Closing Date at $10.00 per share equity valuation in exchange for 50,000,000 XRP (“Contributor Related Party Entity Initial Subscribed Units”.) The 50,000,000 XRP was transferred on October 20, 2025 and was placed into an escrow in an unencumbered digital custody wallet in the name of Pubco, but for the benefit of the Contributor Related Party Entity, pending completion of the Proposed Business Combination. On Closing Date, the Contributor Related Party Entity will receive a combination of Pubco Class A Common Stock and units in the Company (“Pathfinder Units”), structured to ensure that Ripple and the Contributor Related Party Entity combined do not exceed 9.9% ownership of Pubco immediately following the closing of the Proposed Business Combination. Any excess equity interests beyond this ownership threshold will be issued in the form of Pathfinder Units rather than Pubco Class A Common Stock.
If Closing XRP Price is greater than Signing XRP Price, the Contributor Related Party Entity will be entitled to receive Pathfinder Units (the “Contributor Related Party Entity Adjustment Units”) equal to the product of (i) Contributor Related Party Entity Initial Subscribed Units and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number Contributor Related Party Entity Adjustment Units will be zero.
The Contributor Related Party Entity Subscription Agreement currently has no impact on the Company’s financial statements.
b)Liquidity and Capital Resources
The Company has an accumulated deficit of $907,308 as of December 31, 2025, which represents losses and expenses incurred by the Company since inception. As of December 31, 2025 and September 30, 2025, the Company has no cash holdings. Since inception, the Company has incurred operating losses. The Company’s operating activities have been primarily funded by its Parent through the Related Party Credit Facility (as defined in Note 7.) Additionally, on October 19, 2025, the Company and Evernorth entered into a contribution agreement with Ripple where Ripple contributed 126,791,458 XRP to the Company which can be liquidated to fund operational costs for the Company (“Contribution Agreement”). Refer to Note 7 – Related Party Transactions for more details.
Management expects to continue to incur additional losses in future periods due to expansion of operational infrastructure.
Organization
a)Nature of Operations
Pathfinder Digital Assets LLC (“Pathfinder” or the “Company”) was incorporated in Delaware on July 18, 2025 (“inception”), as a wholly owned subsidiary of Ripple Labs Inc. (“Ripple” or the “Parent”). The Company is designed to function as an operational entity rather than as a public investment vehicle, supporting Ripple’s long-term vision for innovation and growth in digital finance.
On October 19, 2025, the Company, Evernorth Holdings Inc. (“Evernorth”), Ripple, Armada Acquisition Corp. II (“Armada”), Evernorth Company Merger Sub LLC a wholly-owned subsidiary of Evernorth (“Company Merger Sub”) and Evernorth Corporate Merger Sub Inc. a wholly-owned subsidiary of Evernorth (“SPAC Merger Sub”), entered into a definitive Business Combination Agreement (“BCA”). The BCA provides for a series of transactions whereby, among other things, Armada will domesticate from a Cayman Islands exempted company into a Delaware corporation prior to closing, and on closing, Company Merger Sub and SPAC Merger Sub will merge with and into the Company and Armada, respectively, resulting in the Company and Armada each becoming wholly owned by Evernorth (collectively, the “Mergers” or “Proposed Business Combination.”) Upon consummation of the Mergers, Evernorth will be the publicly traded parent company of the combined entities (“Pubco”).
Certain of the agreements described below were subsequently amended on August 12, 2026 to revise the XRP pricing mechanics and the allocation of the equity interests issuable; see Note 9 – Subsequent Events for further information.
Advance and Delayed Subscription Agreements
Concurrently, the Company, Evernorth, and Armada entered into subscription agreements with various institutional and accredited investors on October 19, 2025 to secure additional funding for the Mergers (“Advance and Delayed Subscription Agreements”.) The Advance and Delayed Subscription Agreements include the following capital commitments at closing:
Advance Funding: Certain investors contributed a total of $214,049,995 in cash by October 23, 2025 and 600,000 XRP by October 24, 2025 to Evernorth (“Advance Funding Subscription Agreements”). The cash received was used by Evernorth to purchase 84,365,876 XRP which was received partially on October 31, 2025 with the remainder by November 6, 2025. These investors agreed to purchase newly issued shares of Pubco Class A Common Stock at the closing date of the BCA (“Closing Date”) at $10 per share equity valuation (“Initial Subscribed Shares”). The XRP was placed into an escrow in an unencumbered digital custody wallet in the name of Pubco, but for the benefit of the investors, pending completion of the Proposed Business Combination.
If the average value of XRP for the three days immediately preceding the Closing Date (“Closing XRP Price”) is greater than the volume-weighted average price (“VWAP”) of XRP immediately preceding the date on which the BCA is signed (“Signing XRP Price”), the investors will be entitled to additional Pubco Class A Common Stock (the “Adjustment Shares”) equal to the product of (i) the number of Initial Subscribed Shares and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number of Adjustment Shares will be zero.
Delayed Funding: Additional investors committed $10,500,000 cash and 200,000 XRP, which will be delivered at the Closing Date. These investors will receive Pubco Class A Common Stock at a $10.00 per share equity valuation.
These Advance and Delayed Subscription Agreements currently have no impact on the Company’s condensed financial statements.
Series C Subscription Agreement
On October 19, 2025, the Company, Evernorth, and Armada entered into a Series C subscription agreement with Arrington XRP Capital Fund, LP (“Sponsor”) (“Series C Subscription Agreement”.) RippleWorks, Inc. (“RippleWorks”) contributed 211,319,096 XRP to the Sponsor which is subject to the Sponsor’s obligation to invest all of the XRP received from RippleWorks for shares of Pubco pursuant to the Series C Subscription Agreement. Rippleworks is a limited partner of the Sponsor.
Under the Series C Subscription Agreement, the Sponsor contributed the subscription price of 211,319,096 XRP on October 23, 2025 into an escrow to an unencumbered digital custody wallet in the name of Pubco, but for the benefit of the Sponsor, pending completion of the Proposed Business Combination. In return, the Sponsor will receive combination of Pubco Class A Common Stock and Class C Common Stock (collectively, the “Series C Initial Subscribed Shares”) on Closing Date at $10.00 per share equity valuation. The Sponsor will receive a number of Class A shares such that, immediately after the closing of the Proposed Business Combination and related transactions, the Sponsor will beneficially own 19.9% of the outstanding voting shares, with the remaining shares issued as Class C Common Stock in Pubco which are nonvoting shares.
If Closing XRP Price is greater than Signing XRP Price, the Sponsor will be entitled to receive additional Class C Common Stock (the “Series C Adjustment Shares”) equal to the product of (i) Series C Initial Subscribed Shares and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number of Series C Adjustment Shares will be zero.
The Series C Subscription Agreement currently has no impact on the Company’s condensed financial statements.
Contributor Related Party Entity Subscription
Concurrently, on October 19, 2025, the Company, Evernorth, and Armada entered into a subscription agreement with an investor affiliated with Ripple (the “Contributor Related Party Entity”), to facilitate a private placement of equity interests in Pubco (“Contributor Related Party Entity Subscription Agreement”.) Under the agreement, Contributor Related Party Entity committed to purchase Class A Common Stock in Pubco on Closing Date at $10.00 per share equity valuation in exchange for 50,000,000 XRP (“Contributor Related Party Entity Initial Subscribed Units”.) The 50,000,000 XRP was transferred on October 20, 2025 and was placed into an escrow in an unencumbered digital custody wallet in the name of Pubco, but for the benefit of the Contributor Related Party Entity, pending completion of the Proposed Business Combination. On Closing Date, the Contributor Related Party Entity will receive a combination of Pubco Class A Common Stock and units in the Company (“Pathfinder Units”), structured to ensure that Ripple and the Contributor Related Party Entity combined do not exceed 9.9% ownership of Pubco immediately following the closing of the Proposed Business Combination. Any excess equity interests beyond this ownership threshold will be issued in the form of Pathfinder Units rather than Pubco Class A Common Stock.
If Closing XRP Price is greater than Signing XRP Price, the Contributor Related Party Entity will be entitled to receive Pathfinder Units (the “Contributor Related Party Entity Adjustment Units”) equal to the product of (i) Contributor Related Party Entity Initial Subscribed Units and (ii) the difference between (1) the quotient of the Closing XRP Price and the Signing XRP Price and (2) one. For clarity, if the Closing XRP Price is less than or equal the Signing XRP Price, the number Contributor Related Party Entity Adjustment Units will be zero.
The Contributor Related Party Entity Subscription Agreement currently has no impact on the Company’s condensed financial statements.
b)Liquidity and Capital Resources
The Company has an accumulated deficit of $3,125,506 as of June 30, 2026, which represents losses and expenses incurred by the Company since inception. As of June 30, 2026, the Company held unrestricted cash of $789,682. Since inception, the Company has incurred operating losses. The Company’s operating activities have been primarily funded by its Parent through the Related Party Credit Facility (as defined in Note 7). Additionally, on October 19, 2025, the Company and Evernorth entered into a contribution agreement with Ripple where Ripple contributed 126,791,458 XRP to the Company which can be liquidated to fund operational costs for the Company (“Contribution Agreement”). Refer to Note 7 – Related Party Transactions for more details.
Management expects to continue to incur additional losses in future periods due to expansion of operational infrastructure.